Investment in associate, Summarized Statement of Loss (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Operating Expenses [Abstract]
General and administrative expenses		$ 964,473	$ 461,167
Legal and professional fees		8,447,280	5,656,352
Total operating expenses		(12,006,573)	(8,736,518)
Net loss		$ (12,067,231)	$ (9,871,748)
Freedom Carbon Solutions [Member]
Operating Expenses [Abstract]
Consulting expenses	$ 646,799
Engineering	2,855
General and administrative expenses	6,057
Guaranteed payments	316,278
Legal and professional fees	10,185
Travel	7,310
Amortization	1,763
Total operating expenses	(991,247)
Interest expense	(32,775)
Net loss	$ (1,024,022)